RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Summary of Related Party Transactions	In connection with the GGP acquisition, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPYU under its master services agreement with Brookfield Asset Management and certain of its subsidiaries.
The following table calculates base management fees and equity enhancement fees:

	Twelve months ended December 31,
(US$ Millions)	2020	2019	2018
Base fee amount at 0.125% of current capitalization	$81	$100	$93
Fee on increased market capitalization (.3125%)	57	107	88
Total calculated fees	138	207	181
Less credits:
Equity enhancement adjustment	(24)	(45)	(38)
Creditable operating payments and other adjustments	(35)	(29)	(57)
Total fee, subject to minimum adjusted for inflation	79	133	86
Total fee, by component:
Base fee	73	107	86
Equity enhancement adjustment	6	26	—
Total fee	$79	$133	$86
The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(91)	(81)
Loans and notes receivable	50	102
Receivables and other assets	59	17
Deposit payable to Brookfield Asset Management(1)	(754)	—
Loans and notes payable and other liabilities	(313)	(196)
Preferred shares held by Brookfield Asset Management	(15)	(15)
(1) As of December 31, 2020, a $754 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management. The deposit agreement provides for a deposit limit of $2.0 billion. Subsequent to year-end, an additional $525 million was drawn and payable to Brookfield Asset Management.

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Transactions with related parties:
Commercial property revenue(1)	$32	$26	$22
Management fee income	32	35	5
Participating loan interests (including fair value gains, net)(2)	—	50	53
Interest expense on debt obligations	19	48	44
Interest on capital securities held by Brookfield Asset Management	—	8	64
General and administrative expense(2)	164	198	192
Construction costs(3)	265	411	397
Incentive Fees(4)	16	104	—
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.